Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Advertising	Dec. 31, 2010 Advertising	Sep. 30, 2011 MVAS	Dec. 31, 2011 MVAS
Goodwill
Balance at the beginning of year	$ 84,050,000	$ 15,159,000	$ 15,159,000		$ 68,891,000
Impairment	(68,891,000)			(68,900,000)	(68,891,000)
Balance at the end of year	15,159,000	15,159,000	15,159,000
Accumulated impairment losses	$ (68,900,000)				$ (68,900,000)